Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Supplemental Cash Flow Information
Trade accounts receivable	$ (1,624)	$ 316	$ (4,544)	$ 1,419
Other accounts receivable	2,532	804	2,349	2,512
Prepaid expenses and other	(286)	(3,016)	493	(3,543)
Inventory	(18)	(166)	36	(338)
Accounts payable	(293)	(94)	(1,135)	(214)
Accrued liabilities	(1,783)	5,379	(3,862)	4,467
Income taxes payable	(296)	1,295	127	(308)
Operating leases	(44)	(240)	(153)	43
Deferred revenue	2,794	1,426	7,411	4,044
Increase (Decrease) in Operating Capital, Total	$ 982	$ 5,704	$ 722	$ 8,082